 DF Tactical Yield Fund

(formerly Donoghue Risk Managed Income Fund)

Class A Shares	FLOAX
Class C Shares	FLOCX
Class I Shares	FLOTX

Summary Prospectus

October 28, 2025

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated October 28, 2025, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at www.donoghueforlinesfunds.com. You can also obtain these documents at no cost by calling 1-877-779-7462 or by sending an email request to OrderDonoghue@ultimusfundsolutions.com.

Investment Objectives: The DF Tactical Yield Fund’s (the “Fund”) primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 39 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed within 30 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.53%	0.53%	0.53%
Acquired Fund Fees and Expenses(1)	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	2.17%	2.92%	1.92%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, the indirect costs of investing in other investment companies.

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Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,145	$1,606	$2,878
Class C	$295	$904	$1,538	$3,242
Class I	$195	$603	$1,037	$2,243

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 292% of the average value of its portfolio.

Principal Investment Strategies: The adviser seeks to achieve the Fund’s investment objectives by following a rules-based strategy that employs a disciplined investment selection process with tactical overlays that determines whether the fund will be in a bullish or defensive position.

The Fund achieves its fixed income exposure by investing in (1) exchange-traded funds (“ETFs”) and mutual funds that invest primarily in bank loans, floating rate bonds, short duration fixed income instruments (defined as an average portfolio duration of 3.5 years or less), high yield bonds (also known as “junk bonds”), and (2) short-term Treasury ETFs, money market funds or U.S. Treasury securities. The Fund’s investment exposure to high yield bonds, which is limited to 20% of the Fund’s assets, is broadly diversified.

The Fund’s methodology is based on a model that indicates a favorable or defensive market position based on technical trends in the exponential moving average of two fixed income indexes. The exponential moving average is the average of an index’s value over a certain time frame. The exponential moving average methodology gives greater weighting to more recent benchmark values than benchmark values from the beginning of the relevant time period. The Donoghue Forlines Floating Rate model consists of three sets of exponential moving averages of indexes that track bank loan and high yield fixed income markets over different time frames. When the Donoghue Forlines Floating Rate model indicates a favorable market position, the model (and consequently, the Fund) will be invested in ETFs and mutual funds that invest primarily in bank loans, floating rate bonds, short duration fixed income instruments and high yield bonds (the components of the model). Conversely, when a component of the Donoghue Forlines Floating Rate model indicates a defensive position, the model (and the Fund) increases allocations to short-term Treasury ETFs, money market funds or U.S. Treasury securities in an attempt to mitigate market risk. Each component is evaluated independent of the other.

Accordingly, the Fund will be invested as follows depending on the market signals produced by each component of the Donoghue Forlines Floating Rate model:

•	If all three components indicate a favorable market, the Fund will be fully invested in ETFs and mutual funds that invest primarily in bank loans, floating rate bonds, short duration fixed income instruments and high yield bonds
•	If a component indicates a favorable market and the other component and or components indicate a defensive market, a portion of the Fund’s net assets will be invested in ETFs and mutual funds that invest primarily in bank loans, floating rate bonds, short duration fixed income instruments and high yield bonds and the remaining fund assets will be invested in short-term Treasury ETFs, money market funds or U.S. Treasury securities
•	If all three components indicate a defensive market, the Fund will be fully invested in short-term Treasury ETFs, money market funds or U.S. Treasury securities

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the model. Changes in constituent securities that make up the Donoghue Forlines Floating Rate model will normally be implemented for the Fund’s portfolio on the same trading day as the model. The Fund may engage in frequent trading of its portfolio which will result in a higher portfolio turnover rate.

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Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance.

The following risks apply to the Fund:

•	Bank Loan Risk. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans.
•	Credit Risk. There is a risk that issuers will not make payments on fixed income securities held by the Fund or an ETF in which the Fund invests, resulting in losses to the Fund. In addition, the credit quality of fixed income securities may be lowered if an issuer’s financial condition changes. The issuer of a fixed income security may also default on its obligations.
•	ETF and Mutual Fund Risk. ETFs and mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other funds that invest directly in equity and fixed income securities. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs and index-tracking mutual funds in which the Fund invests will not be able to replicate exactly the performance of the indexes they track. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.
•	Floating Rate Risk. Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.
•	Interest Rate Risk. Interest rate risk is the risk that fixed income security prices overall, including the prices of securities held by the Fund or an ETF in which the Fund invests, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.
•	Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.
•	Leverage Risk. The Fund’s use of leverage (borrowing) may amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.
•	Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of particular security in which a Fund invests or sells short may prove to be incorrect and may not produce the desired results.
  Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.
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•	Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs. A high portfolio turnover can potentially increase taxes, which can negatively impact Fund performance.
•	U.S. Treasury Risk. The Fund has investment exposure to short-term U.S. Treasury securities through its investment in short-term treasury exchange-traded funds or direct investment in U.S. Treasury securities. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.

•         Underlying Funds Risk. If short-term treasury exchange traded funds or money market funds (“Underlying Funds”) are utilized, such Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that do not invest in Underlying Funds. The Fund will only utilize short-term treasury exchange-traded funds and money market mutual funds when it is in a defensive position.

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, will vary from the returns for Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.donoghueforlinesfunds.com or by calling 1-877-779-7462.

Class I Annual Total Return For Calendar Years Ended December 31

10%
5%
0%
-5%
2.51%
3.51%
3.95%
2.44%
-3.59%
8.28%
6.75%
2018
2019
2020
2021
2022
2023
2024

Best Quarter:	12/31/20	3.88%
Worst Quarter:	3/31/20	(3.11)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2025, was 1.16%.

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Performance Table

Average Annual Total Returns

(For periods ended December 31, 2024)

	One Year	Five Years	Since Inception (12/27/17)
Class I shares
Return before taxes	6.75%	3.48%	3.33%
Return after taxes on distributions	3.74%	1.79%	1.71%
Return after taxes on distributions and sale of Fund shares*	3.96%	1.94%	1.85%
Class A Return before taxes	2.68%	2.75%	2.67%
Class C Return before taxes	5.77%	2.47%	2.33%
Bloomberg U.S. Aggregate Bond Index** (reflects no deduction for fees, expenses, or taxes)	1.25%	(0.33)%	0.98%
*	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.
**	The Bloomberg U.S. Aggregate Bond Index is a benchmark that measures the performance of the U.S. investment-grade bond market. It’s a broad-based index that tracks a variety of bonds, including Treasuries, corporate securities, mortgage-backed securities, and asset-backed securities

Investment Adviser: Donoghue Forlines LLC is the Fund’s investment adviser (the “adviser”).

Portfolio Managers: John A. Forlines III, CIO of the adviser, Jeffrey R. Thompson, CEO of the adviser, Richard E. Molari, COO of the adviser and Nicholas A. Lobley, Portfolio Manager of the adviser, each serve the Fund as a Portfolio Co-Manager. Mr. Molari and Mr. Thompson each have served the Fund as a Portfolio Co-Manager since it commenced operations in 2017. Mr. Forlines has served the Fund as Portfolio Co-Manager since October 2018. Mr. Lobley has served the Fund as Portfolio Co-Manager since December 2019. Each Portfolio Manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares: You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone or website. For Class A and Class C shares, the minimum initial and subsequent investment is $1,000 and $100, respectively. The minimum initial investment for Class I shares is $10,000. There is no minimum subsequent investment for Class I shares.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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